INVESTMENT SECURITIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Vessel shares	Dec. 31, 2018 USD ($) Vessel	Dec. 31, 2017 USD ($)
Equity Method Investment [Abstract]
Number of vessels operated	23	23
Carrying value of investment | $	$ 800	$ 4,200
Consideration for shares disposed | $	17,922	0	$ 103,748
Recognized gain (loss) from changes in fair market value | $	$ (3,200)	$ 0
Nordic American Offshore Limited [Member]
Equity Method Investment [Abstract]
Shares issued (in shares) | shares	187,815
Number of shares held (in shares) | shares	811,538
Shares held percentage of common stock outstanding	3.16%
Hermitage Offshore Services Limited [Member] | Platform Supply Vessels [Member]
Equity Method Investment [Abstract]
Number of vessels operated	10
Hermitage Offshore Services Limited [Member] | Anchor Handling Vessels [Member]
Equity Method Investment [Abstract]
Number of vessels operated	2
Hermitage Offshore Services Limited [Member] | Crew Boats [Member]
Equity Method Investment [Abstract]
Number of vessels operated	11